Current Tax and Deferred Tax - Schedule of Tax Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense:
Current year tax	$ 332,680	$ 339,604	$ 268,318
Previous year tax	(3,710)	(5,343)	620
Subtotal	328,970	334,261	268,938
(Credit) debit for deferred taxes:
Origin and reversal of temporary differences	(9,721)	(1,482)	44,545
Subtotal	(9,721)	(1,482)	44,545
Others	(861)	822	8,631
Net charge to income for income taxes	$ 318,388	$ 333,601	$ 322,114